FINANCING ARRANGEMENTS - Long term debt and the unamortized discount (Detail) - USD ($)	Dec. 31, 2021	May 31, 2021
Less: Unamortized deferred financing costs		$ (2,843,308)
Rigetti Computing, Inc [Member]
Outstanding principal amount - stated value	$ 27,000,000
Add: Accrued final payment fee	121,585
Less: Unamortized deferred financing costs	(170,058)
Less: Unamortized debt discount	(2,160,495)
Total debit	24,791,032
Debt - current portion	1,290,538
Debt - net of current portion	23,500,494
Total debit	$ 24,791,032